Exploration and Evaluation Assets	9 Months Ended
Mar. 31, 2024
Exploration and Evaluation Assets
Exploration and Evaluation Assets

5.Exploration and Evaluation Assets

			Commercial
		South West	Plant
	California	Arkansas	Evaluation	Texas
	Property	Project(1)	(Lanxess 1A)	Properties	Total
	$	$	$	$	$
Acquisition:
Balance, June 30, 2022	18,460	14,230	—	—	32,690
Option payments	2,352	1,378	—	885	4,615
Lanxess brine supply costs	—	(7,953)	7,953	—	—
Effect of foreign exchange translation	527	406	—	—	933
Balance, June 30, 2023	21,339	8,061	7,953	885	38,238
Option payments	128	1,416	—	1,485	3,029
Acquisition of Wheelhouse Water Resources, LLC	—	—	—	27	27
Effect of foreign exchange translation	469	205	173	30	877
Balance, March 31, 2024	21,936	9,682	8,126	2,427	42,171

Exploration and Evaluation:
Balance, June 30, 2022	4,333	4,105	4,533	—	12,971
Exploration costs	9	17,429	—	18,175	35,613
Lanxess 1A evaluation costs	—	—	12,740	—	12,740
Effect of foreign exchange translation	124	136	130	—	390
Balance, June 30, 2023	4,466	21,670	17,403	18,175	61,714
Exploration costs	5	8,337	—	18,220	26,562
Lanxess 1A evaluation costs	—	—	11,084	—	11,084
Effect of foreign exchange translation	96	625	495	463	1,679
Balance, March 31, 2024	4,567	30,632	28,982	36,858	101,039

Balance, June 30, 2023	25,805	29,731	25,356	19,060	99,952
Balance, March 31, 2024	26,503	40,314	37,108	39,285	143,210

(1)

On October 31, 2023, the Company exercised its option agreement with TETRA Technologies, Inc. to acquire brine productions rights for the South West Arkansas Project. The Company did not incur any costs associated with the exercise.